Basis of Presentation and Significant Accounting Policies - Schedule of Company's Allowance for Accounts Receivable (Detail) (USD $)				1 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Allowance For Doubtful Accounts Receivable [Line Items]
Beginning balance	$ 2,560,000	$ 2,301,000	$ 1,903,000	$ 3,649,000	$ 2,625,000	$ 2,301,000	$ 2,375,000	$ 1,903,000	$ 1,903,000	$ 1,484,000
Bad debt expense				1,307,000	2,860,000	8,299,000	2,776,000	6,254,000	8,204,000	7,026,000
Write-offs and adjustments				(2,655,000)	(2,925,000)	(8,040,000)	(2,476,000)	(5,482,000)	(6,458,000)	(6,607,000)
Balance at end of period	$ 2,560,000	$ 2,301,000	$ 1,903,000	$ 2,301,000	$ 2,560,000	$ 2,560,000	$ 2,675,000	$ 2,675,000	$ 3,649,000	$ 1,903,000